Description of Business and Segmented Disclosures - Schedule of Segment and Operational Information (Detail) - CAD ($) $ in Thousands	3 Months Ended						9 Months Ended
	Sep. 30, 2023		Jun. 30, 2023	Mar. 31, 2023	Sep. 30, 2022		Sep. 30, 2023		Sep. 30, 2022
Revenues
Gross Sales	$ 15,712,000				$ 18,697,000		$ 41,438,000		$ 56,827,000
Less: Royalties	1,135,000				1,226,000		2,368,000		3,993,000
Revenue	14,577,000				17,471,000		39,070,000		52,834,000
Expenses
Purchased Product	6,620,000	[1]	$ 5,728,000	$ 5,809,000	10,052,000	[1]	18,157,000	[1]	27,038,000	[1]
Transportation and Blending	2,164,000	[1]	2,563,000	2,752,000	2,579,000	[1]	7,479,000	[1]	8,406,000	[1]
Operating	1,553,000	[1]	1,600,000	1,636,000	1,504,000	[1]	4,789,000	[1]	4,360,000	[1]
(Gain) Loss on Risk Management	72,000				(28,000)		89,000		1,540,000
Depreciation, Depletion and Amortization	1,197,000				1,047,000		3,374,000		3,209,000
Exploration Expense	2,000				73,000		10,000		99,000
(Income) Loss From Equity-Accounted Affiliates	(11,000)				(9,000)		(23,000)		(11,000)
Segment Income (Loss)	2,980,000				2,253,000		5,195,000		8,193,000
General and Administrative	292,000				128,000		617,000		545,000
Finance Costs	106,000				207,000		493,000		631,000
Interest Income	(33,000)				(21,000)		(100,000)		(44,000)
Integration and Transaction Costs	12,000				27,000		49,000		79,000
Foreign Exchange (Gain) Loss, Net	133,000				316,000		7,000		406,000
Revaluation (Gain) Loss	0				(549,000)		33,000		(549,000)
Re-measurement of Contingent Payments	67,000				(109,000)		83,000		142,000
(Gain) Loss on Divestiture of Assets	0				60,000		(11,000)		(244,000)
Other (Income) Loss, Net	(22,000)				(59,000)		(42,000)		(467,000)
Total Non-operating (Income) Expense	555,000				0		1,129,000		499,000
Earnings (Loss) Before Income Tax	2,425,000				2,253,000		4,066,000		7,694,000
Income Tax Expense (Recovery)	561,000				644,000		700,000		2,028,000
Net Earnings (Loss)	1,864,000				1,609,000		3,366,000		5,666,000
Realized (Gain) Loss
Expenses
(Gain) Loss on Risk Management	0				(10,000)		1,000		1,628,000
Unrealized (Gain) Loss on Risk Management
Expenses
(Gain) Loss on Risk Management	72,000				(18,000)		88,000		(88,000)
Upstream
Revenues
Gross Sales	8,783,000				10,250,000		23,285,000		32,891,000
Less: Royalties	1,135,000				1,226,000		2,368,000		3,993,000
Revenue	7,648,000				9,024,000		20,917,000		28,898,000
Expenses
Purchased Product	900,000				2,383,000		2,489,000		5,662,000
Transportation and Blending	2,397,000				2,826,000		8,194,000		9,317,000
Operating	914,000				915,000		2,826,000		2,834,000
Operating Margin	3,447,000				2,849,000		7,415,000		9,600,000
Depreciation, Depletion and Amortization	1,019,000				887,000		2,865,000		2,700,000
Exploration Expense	2,000				73,000		10,000		99,000
(Income) Loss From Equity-Accounted Affiliates	(11,000)				(9,000)		(23,000)		(11,000)
Segment Income (Loss)	2,383,000				1,892,000		4,533,000		6,864,000
Upstream | Realized (Gain) Loss
Expenses
(Gain) Loss on Risk Management	(10,000)				51,000		(7,000)		1,485,000
Upstream | Unrealized (Gain) Loss on Risk Management
Expenses
(Gain) Loss on Risk Management	54,000				6,000		30,000		(52,000)
Downstream
Revenues
Gross Sales	9,658,000				10,873,000		24,222,000		29,708,000
Less: Royalties	0				0		0		0
Revenue	9,658,000				10,873,000		24,222,000		29,708,000
Expenses
Purchased Product	7,947,000				9,680,000		20,385,000		25,416,000
Transportation and Blending	0				0		0		0
Operating	778,000				780,000		2,375,000		2,291,000
Operating Margin	922,000				490,000		1,456,000		1,881,000
Depreciation, Depletion and Amortization	159,000				133,000		450,000		423,000
Exploration Expense	0				0		0		0
(Income) Loss From Equity-Accounted Affiliates	0				0		0		0
Segment Income (Loss)	765,000				365,000		1,019,000		1,480,000
Downstream | Realized (Gain) Loss
Expenses
(Gain) Loss on Risk Management	11,000				(77,000)		6,000		120,000
Downstream | Unrealized (Gain) Loss on Risk Management
Expenses
(Gain) Loss on Risk Management	(2,000)				(8,000)		(13,000)		(22,000)
Oil Sands
Revenues
Gross Sales			6,437,000	5,707,000	8,764,000				28,030,000
Expenses
Purchased Product			414,000	355,000	1,919,000				4,202,000
Oil Sands | Upstream
Revenues
Gross Sales	7,571,000				8,764,000		19,715,000		28,030,000
Less: Royalties	1,082,000				1,136,000		2,218,000		3,709,000
Revenue	6,489,000				7,628,000		17,497,000		24,321,000
Expenses
Purchased Product	462,000				1,919,000		1,231,000		4,202,000
Transportation and Blending	2,324,000				2,758,000		7,965,000		9,114,000
Operating	688,000				689,000		2,101,000		2,197,000
Operating Margin	3,021,000				2,220,000		6,207,000		7,340,000
Depreciation, Depletion and Amortization	785,000				652,000		2,230,000		1,977,000
Exploration Expense	0				7,000		4,000		7,000
(Income) Loss From Equity-Accounted Affiliates	0				0		6,000		8,000
Segment Income (Loss)	2,189,000				1,563,000		3,923,000		5,407,000
Oil Sands | Upstream | Realized (Gain) Loss
Expenses
(Gain) Loss on Risk Management	(6,000)				42,000		(7,000)		1,468,000
Oil Sands | Upstream | Unrealized (Gain) Loss on Risk Management
Expenses
(Gain) Loss on Risk Management	47,000				(2,000)		44,000		(59,000)
Conventional
Revenues
Gross Sales			620,000	1,037,000	1,036,000				3,286,000
Expenses
Purchased Product			337,000	483,000
Transportation and Blending			66,000	81,000	64,000				191,000
Conventional | Upstream
Revenues
Gross Sales	810,000				1,036,000		2,467,000		3,286,000
Less: Royalties	27,000				68,000		85,000		228,000
Revenue	783,000				968,000		2,382,000		3,058,000
Expenses
Purchased Product	438,000				464,000		1,258,000		1,460,000
Transportation and Blending	73,000				64,000		220,000		191,000
Operating	150,000				141,000		444,000		403,000
Operating Margin	126,000				290,000		460,000		987,000
Depreciation, Depletion and Amortization	104,000				103,000		286,000		282,000
Exploration Expense	0				0		0		1,000
(Income) Loss From Equity-Accounted Affiliates	0				0		0		0
Segment Income (Loss)	15,000				179,000		188,000		697,000
Conventional | Upstream | Realized (Gain) Loss
Expenses
(Gain) Loss on Risk Management	(4,000)				9,000		0		17,000
Conventional | Upstream | Unrealized (Gain) Loss on Risk Management
Expenses
(Gain) Loss on Risk Management	7,000				8,000		(14,000)		7,000
Offshore | Upstream
Revenues
Gross Sales	402,000				450,000		1,103,000		1,575,000
Less: Royalties	26,000				22,000		65,000		56,000
Revenue	376,000				428,000		1,038,000		1,519,000
Expenses
Purchased Product	0				0		0		0
Transportation and Blending	0				4,000		9,000		12,000
Operating	76,000				85,000		281,000		234,000
Operating Margin	300,000				339,000		748,000		1,273,000
Depreciation, Depletion and Amortization	130,000				132,000		349,000		441,000
Exploration Expense	2,000				66,000		6,000		91,000
(Income) Loss From Equity-Accounted Affiliates	(11,000)				(9,000)		(29,000)		(19,000)
Segment Income (Loss)	179,000				150,000		422,000		760,000
Offshore | Upstream | Realized (Gain) Loss
Expenses
(Gain) Loss on Risk Management	0				0		0		0
Offshore | Upstream | Unrealized (Gain) Loss on Risk Management
Expenses
(Gain) Loss on Risk Management	0				0		0		0
Canadian Manufacturing
Revenues
Gross Sales					2,168,000				6,020,000
Expenses
Purchased Product					1,750,000				5,065,000
Transportation and Blending					0				0
Operating					172,000				534,000
Depreciation, Depletion and Amortization					42,000				164,000
Canadian Manufacturing | Downstream
Revenues
Gross Sales	1,805,000				2,168,000		4,676,000		6,020,000
Less: Royalties	0				0		0		0
Revenue	1,805,000				2,168,000		4,676,000		6,020,000
Expenses
Purchased Product	1,480,000				1,750,000		3,656,000		5,065,000
Transportation and Blending	0				0		0		0
Operating	155,000				172,000		471,000		534,000
Operating Margin	170,000				246,000		549,000		421,000
Depreciation, Depletion and Amortization	50,000				42,000		136,000		164,000
Exploration Expense	0				0		0		0
(Income) Loss From Equity-Accounted Affiliates	0				0		0		0
Segment Income (Loss)	120,000				204,000		413,000		257,000
Canadian Manufacturing | Downstream | Realized (Gain) Loss
Expenses
(Gain) Loss on Risk Management	0				0		0		0
Canadian Manufacturing | Downstream | Unrealized (Gain) Loss on Risk Management
Expenses
(Gain) Loss on Risk Management	0				0		0		0
U.S. Manufacturing
Revenues
Gross Sales			6,064,000	5,629,000	8,705,000				23,688,000
Expenses
Purchased Product			5,364,000	4,898,000	7,930,000				20,351,000
U.S. Manufacturing | Downstream
Revenues
Gross Sales	7,853,000				8,705,000		19,546,000		23,688,000
Less: Royalties	0				0		0		0
Revenue	7,853,000				8,705,000		19,546,000		23,688,000
Expenses
Purchased Product	6,467,000				7,930,000		16,729,000		20,351,000
Transportation and Blending	0				0		0		0
Operating	623,000				608,000		1,904,000		1,757,000
Operating Margin	752,000				244,000		907,000		1,460,000
Depreciation, Depletion and Amortization	109,000				91,000		314,000		259,000
Exploration Expense	0				0		0		0
(Income) Loss From Equity-Accounted Affiliates	0				0		0		0
Segment Income (Loss)	645,000				161,000		606,000		1,223,000
U.S. Manufacturing | Downstream | Realized (Gain) Loss
Expenses
(Gain) Loss on Risk Management	11,000				(77,000)		6,000		120,000
U.S. Manufacturing | Downstream | Unrealized (Gain) Loss on Risk Management
Expenses
(Gain) Loss on Risk Management	(2,000)				(8,000)		(13,000)		(22,000)
Corporate and Eliminations
Revenues
Gross Sales	(2,729,000)		(1,844,000)	(1,496,000)	(2,426,000)		(6,069,000)		(5,772,000)
Less: Royalties	0				0		0		0
Revenue	(2,729,000)				(2,426,000)		(6,069,000)		(5,772,000)
Expenses
Purchased Product	(2,227,000)		(1,470,000)	(1,020,000)	(2,011,000)		(4,717,000)		(4,040,000)
Transportation and Blending	(233,000)		(207,000)	(275,000)	(247,000)		(715,000)		(911,000)
Operating	(139,000)		$ (126,000)	$ (147,000)	(191,000)		(412,000)		(765,000)
Depreciation, Depletion and Amortization	19,000				27,000		59,000		86,000
Exploration Expense	0				0		0		0
(Income) Loss From Equity-Accounted Affiliates	0				0		0		0
Segment Income (Loss)	(168,000)				(4,000)		(357,000)		(151,000)
General and Administrative	292,000				128,000		617,000		545,000
Finance Costs	106,000				207,000		493,000		631,000
Interest Income	(33,000)				(21,000)		(100,000)		(44,000)
Integration and Transaction Costs	12,000				27,000		49,000		79,000
Foreign Exchange (Gain) Loss, Net	133,000				316,000		7,000		406,000
Revaluation (Gain) Loss	0				(549,000)		33,000		(549,000)
Re-measurement of Contingent Payments	67,000				(109,000)		83,000		142,000
(Gain) Loss on Divestiture of Assets	0				60,000		(11,000)		(244,000)
Other (Income) Loss, Net	(22,000)				(59,000)		(42,000)		(467,000)
Total Non-operating (Income) Expense	555,000				0		1,129,000		499,000
Corporate and Eliminations | Realized (Gain) Loss
Expenses
(Gain) Loss on Risk Management	(1,000)				16,000		2,000		23,000
Corporate and Eliminations | Unrealized (Gain) Loss on Risk Management
Expenses
(Gain) Loss on Risk Management	$ 20,000				$ (16,000)		$ 71,000		$ (14,000)

[1]	Comparative periods reflect certain revisions. See Note 26